Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Schedule of Related Party Transactions [Table Text Block]
	November 30	November 30
	2017	2016
	$	$
Management, consulting and accounting services:
C.A.B Financial Services (“CAB”) (1)	36,000	30,230
M&E Services Ltd. (“M&E”) (1)	18,822	11,089
Docherty Management Limited (“Docherty Management”) (1)	35,292	70,166
Company controlled by a director – consulting	12,000	12,000
	102,114	123,485

	August 31	August 31
	2017	2016
	$	$

Management, consulting and accounting services:
C.A.B Financial Services (“CAB”) (1)	136,000	120,000
M&E Services Ltd. (“M&E”) (1)	54,963	30,794
Docherty Management Limited (“Docherty Management”) (1)	125,394	117,213
Company controlled by a director – consulting	48,000	8,000
BKB Management Ltd. (former CFO)	-	44,767
Senior Vice President – Executive management consulting	-	18,000
	364,357	338,431

Schedule of Other Ownership Interests [Table Text Block]
	Common shares	Fair value	Cash
Docherty Management (Note 11,16) (1)	252,000	$35,760	$6,240
Docherty Management (Note 11,16) (2)	210,000	$61,950	$11,800
CAB (Note 11,16) (2)	210,000	$61,950	$11,800